Contract Costs	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Contract Costs
23.	CONTRACT COSTS

	Note	2018	2019
Direct incremental costs of broadband and IPTV service	(i)	3,785	3,079
Sales commissions	(ii)	1,847	1,844

		5,632	4,923

(i)
Direct incremental costs for activating broadband and IPTV subscribers mainly include the costs of installing broadband and IPTV terminals at customer’s homes for the provision of broadband and IPTV services, and are amortized over the expected service period. The amount of capitalized direct incremental costs for activating broadband and IPTV subscribers recognized in profit or loss during the year was RMB2,891 million (2018: RMB4,044 million). The amount of capitalized direct incremental costs for activating broadband and IPTV subscribers that is expected to be recovered after more than one year is RMB893 million (2018: RMB1,417 million).

(ii)
Sales commissions are paid to agents whose selling activities resulted in new customers entering into contracts with the Group. The amount of capitalized sales commissions recognized in profit or loss during the year was RMB1,472 million (2018: RMB1,642 million). There was no significant impairment in relation to the opening balance of capitalized costs or the costs capitalized during the year (2018: Nil). The amount of capitalized sales commissions that is expected to be recovered after more than one year is RMB811 million (2018: RMB683 million).